Deposits	12 Months Ended
Dec. 31, 2014
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2014 and 2013 and related interest expense for the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,382,935	$2,175,694
Foreign	547,318	490,816

Total demand non-interest bearing	2,930,253	2,666,510

Savings and interest bearing demand
Domestic	2,488,458	2,364,905
Foreign	537,222	560,707

Total savings and interest bearing demand	3,025,680	2,925,612

Time, certificates of deposit $100,000 or more
Domestic	835,792	856,700
Foreign	864,346	938,940
Less than $100,000
Domestic	482,089	531,503
Foreign	300,465	324,160

Total time, certificates of deposit	2,482,692	2,651,303

Total deposits	$8,438,625	$8,243,425

	2014	2013	2012
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$2,998	$3,182	$4,487
Foreign	599	580	801

Total savings and interest bearing demand	3,597	3,762	5,288

Time, certificates of deposit $100,000 or more
Domestic	4,615	5,761	8,263
Foreign	4,529	5,590	9,148
Less than $100,000
Domestic	2,074	3,065	4,945
Foreign	815	1,028	1,617

Total time, certificates of deposit	12,033	15,444	23,973

Total interest expense on deposits	$15,630	$19,206	$29,261

        Scheduled maturities of time deposits as of December 31, 2014 were as follows:

Total
(in thousands)
2015	$2,177,266
2016	203,928
2017	76,206
2018	23,481
2019	1,751
Thereafter	60

Total	$2,482,692

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2014, were as follows:

Due within 3 months or less	$631,083
Due after 3 months and within 6 months	409,400
Due after 6 months and within 12 months	443,860
Due after 12 months	215,795

$1,700,138

        Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2014 and December 31, 2013 were $1,027,000 and $1,076,000, respectively.